TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Pre-tax income/(loss) from domestic (PRC) entities	¥ (11,814,969)		¥ (1,123,109)	¥ 9,798,930
Pre-tax income/(loss) from foreign (non-PRC) entities	2,631,195		1,383,050	(2,308,765)
Income/(loss) before income taxes	(9,183,774)	$ (1,313,262)	259,941	7,490,165
Income tax (expenses)/benefits	2,220,948	$ 317,591	¥ (69,441)	¥ (1,260,285)
Chinese Mainland
TAXATION
Income tax (expenses)/benefits	1,649,032
United States
TAXATION
Income tax (expenses)/benefits	757,188
HONG KONG
TAXATION
Income tax (expenses)/benefits	(264,448)
Other jurisdictions
TAXATION
Income tax (expenses)/benefits	¥ 79,176